Commitments and contingent liabilities - Legal proceedings (Details) $ in Millions	1 Months Ended						2 Months Ended		12 Months Ended			36 Months Ended
	Oct. 31, 2021	Jul. 31, 2021 USD ($)	Feb. 28, 2021	Jan. 31, 2021	Jan. 31, 2019	Dec. 31, 2018	May 31, 2021	Aug. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Aug. 31, 2019
European Commission Claim Regarding AZD1222 | The European Commission
Commitments and contingent liabilities
Number of separate legal proceedings initiated against entity							2
Number of additional doses of vaccine that entity was ordered to deliver														50,000,000
Turkish Ministry of Health Matter (US) | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Settlements paid		$ 21.5
Canadian Pricing Matter
Commitments and contingent liabilities
Amount placed in escrow													$ 71.4
Brazilian Tax Assessment Matter | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Number of subsidiaries involved in legal dispute																2
Number of other entities involved in legal dispute																2
Brazilian Tax Assessment Matter | Minimum | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Expected time to resolve the case									3 years
US | US 340B Litigation | US government agencies
Commitments and contingent liabilities
Number of lawsuits filed by entity										3
Number of lawsuits stayed pending further proceedings									2			2
India | Tagrisso
Commitments and contingent liabilities
Amount of claim														$ 21.0
Germany | Commercial litigations | Definiens AG
Commitments and contingent liabilities
Amount of claim															$ 140.0
Farxiga | Canada | Patent litigations | Sandoz Canada Inc.
Commitments and contingent liabilities
Number of notice of allegation served				3
Number of patents infringed or potentially infringed				3
Farxiga | Canada | Patent litigations | Teva Canada Limited
Commitments and contingent liabilities
Number of patents infringed or potentially infringed			3
Brilinta | Delaware | Patent litigations
Commitments and contingent liabilities
Number of settlements entered into										3
Ultomiris | Japan | Patent litigations | Chugai Pharmaceutical Co., Ltd (Chugai)
Commitments and contingent liabilities
Number of patents infringed or potentially infringed						2
Number of counterparty's patents invalidated by court	4
Nexium and Losec | US District Court for the Middle District of Louisiana
Commitments and contingent liabilities
Number of claims filed									1
Nexium and Losec | Canada | Patent litigations
Commitments and contingent liabilities
Number of class action lawsuits								3
Number of lawsuits dismissed									1		1	2
Crestor | US | US Congressional
Commitments and contingent liabilities
Number of pharmaceutical manufacturers excluding the reporting entity receiving letter on pricing practices					11
PARP Inhibitor Royalty Dispute | UK | Commercial litigations | GlaxoSmithKline plc, GSK
Commitments and contingent liabilities
Number of disputed royalty-bearing patent license agreements							2